Schedule of Operating Lease Liability Related to Right-of-use Assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Total operating lease liability	$ 1,990,312	$ 4,022,120
Less: short term portion	(947,657)	(1,368,016)		$ (1,478,140)
Long term portion	1,042,655	$ 2,654,104		$ 4,018,926
Theralink Technologies Inc [Member]
Operating office lease	1,212,708		$ 1,212,708		$ 231,337
Total operating lease liability	1,212,708		1,212,708		231,337
Reduction of operating lease liability	(48,170)		(29,396)		(54,444)
Total operating lease liability	1,164,538		1,183,312		176,893
Less: short term portion	(29,880)		(25,551)		(42,411)
Long term portion	$ 1,134,658		$ 1,157,761		$ 134,482